Revenue from Contracts with Customers	9 Months Ended
Sep. 30, 2026
Revenue from Contracts with Customers [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS
9.	REVENUE FROM CONTRACTS WITH CUSTOMERS

The Company’s revenue from contracts with customers consists of diluted and non-diluted bitumen sales.

	Three months ended September 30		Nine months ended September 30
	2026	2025	2026	2025
Diluted bitumen sales	$298,013	$135,129	$605,794	$445,335
Non-diluted bitumen sales	7,241	6,008	26,181	23,981
Oil sales	$305,254	$141,137	$631,975	$469,316